Post-retirement benefits - Summary of maturity of defined benefit obligations (Detail) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	20.00%	21.00%	22.00%
Proportion relating to former employees not yet retired	11.00%	12.00%	11.00%
Proportion relating to retirees	69.00%	67.00%	67.00%
Defined benefit obligation	100.00%	100.00%	100.00%
Average duration of obligations (years)	13.9	14.3	13.4
Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	20.00%
Proportion relating to former employees not yet retired	12.00%
Proportion relating to retirees	68.00%
Defined benefit obligation	100.00%
Average duration of obligations (years)	14.0
Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	16.00%
Proportion relating to former employees not yet retired	1.00%
Proportion relating to retirees	83.00%
Defined benefit obligation	100.00%
Average duration of obligations (years)	12.7